SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSSubsequent to quarter end, the Company entered into a definitive agreement to acquire all of the outstanding shares of common stock of American Equity Investment Life Holdings Company (“AEL”), valued at $4.3 billion. Each AEL shareholder will receive $55.00 per AEL share, consisting of $38.85 in cash and 0.49707 of a Brookfield Asset Management Ltd (“BAM”) class A limited voting shares having a value equal to $16.15, subject to adjustment related to changes in share price of BAM.